Schedule of Investments (unaudited)
August 31, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 35.8%
FHLMC — 5.1%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 5/1/42	3,321,605	$2,856,151
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/42- 1/1/52	1,572,506	1,364,298
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47- 11/1/52	663,818	645,111
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	8/1/52	1,067,834	942,014
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	1/1/53- 4/1/53	491,916	487,633
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	2/1/53- 2/1/54	213,189	222,602
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	4/1/53- 8/1/53	562,989	569,634
Total FHLMC				7,087,443
FNMA — 23.3%
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 8/1/42	5,020,554	4,331,937
Federal National Mortgage Association (FNMA)	2.500%	11/1/41- 3/1/52	2,458,995	2,169,924
Federal National Mortgage Association (FNMA)	1.500%	2/1/42- 3/1/42	442,870	368,105
Federal National Mortgage Association (FNMA)	3.000%	4/1/42- 5/1/51	1,967,969	1,795,957
Federal National Mortgage Association (FNMA)	4.000%	4/1/44	237,656	229,561
Federal National Mortgage Association (FNMA)	4.500%	7/1/49- 8/1/58	597,964	580,738
Federal National Mortgage Association (FNMA)	5.000%	6/1/52- 7/1/52	643,632	641,135
Federal National Mortgage Association (FNMA)	6.000%	3/1/54	257,643	264,849
Federal National Mortgage Association (FNMA)	5.500%	6/1/54	89,892	91,116
Federal National Mortgage Association (FNMA)	4.500%	9/1/55	3,800,000	3,655,380 (a)
Federal National Mortgage Association (FNMA)	5.000%	9/1/55	2,200,000	2,169,996 (a)
Federal National Mortgage Association (FNMA)	6.500%	9/1/55	1,100,000	1,140,069 (a)
Federal National Mortgage Association (FNMA)	2.000%	9/15/55	300,000	238,332 (a)
Federal National Mortgage Association (FNMA)	3.000%	9/15/55	15,800,000	13,691,017 (a)
Federal National Mortgage Association (FNMA)	5.500%	9/15/55	200,000	201,157 (a)
Federal National Mortgage Association (FNMA)	6.000%	9/15/55	700,000	715,204 (a)
Total FNMA				32,284,477
GNMA — 7.4%
Government National Mortgage Association (GNMA)	3.000%	10/15/42- 11/15/42	192,602	174,132
Government National Mortgage Association (GNMA)	4.000%	3/15/50	25,420	23,951
Government National Mortgage Association (GNMA)	3.500%	5/15/50	33,087	30,264
Government National Mortgage Association (GNMA) II	4.500%	4/20/41- 9/20/52	1,032,632	1,008,237
Government National Mortgage Association (GNMA) II	4.000%	3/20/48- 5/20/52	697,180	656,247
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	5.000%	5/20/48- 1/20/53	288,817	$289,653
Government National Mortgage Association (GNMA) II	3.500%	10/20/49- 2/20/50	81,516	74,260
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	213,647	186,477
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 10/20/51	676,886	572,828
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	633,172	657,629
Government National Mortgage Association (GNMA) II	5.000%	9/20/54	1,200,000	1,188,186 (a)
Government National Mortgage Association (GNMA) II	5.500%	9/20/55	3,000,000	3,022,959 (a)
Government National Mortgage Association (GNMA) II	6.000%	9/20/55	2,300,000	2,346,322 (a)
Total GNMA				10,231,145

Total Mortgage-Backed Securities (Cost — $49,867,229)				49,603,065
U.S. Government & Agency Obligations — 18.4%
U.S. Government Obligations — 18.4%
U.S. Treasury Bonds	4.750%	2/15/41	12,190,000	12,293,805
U.S. Treasury Bonds	3.625%	8/15/43	570,000	486,326
U.S. Treasury Bonds	3.750%	11/15/43	3,600,000	3,118,078 (b)
U.S. Treasury Bonds	2.875%	5/15/49	260,000	183,935
U.S. Treasury Bonds	4.750%	11/15/53	870,000	845,990
U.S. Treasury Bonds	4.625%	5/15/54	170,000	162,001
U.S. Treasury Bonds	4.500%	11/15/54	830,000	774,980
U.S. Treasury Notes	4.875%	11/30/25	550,000	550,852
U.S. Treasury Notes	3.375%	9/15/27	370,000	368,316
U.S. Treasury Notes	3.750%	12/31/28	2,420,000	2,431,297 (c)
U.S. Treasury Notes	4.000%	5/31/30	40,000	40,561
U.S. Treasury Notes	3.875%	6/30/30	70,000	70,582
U.S. Treasury Notes	4.000%	1/31/31	2,180,000	2,206,356
U.S. Treasury Notes	3.625%	9/30/31	1,510,000	1,493,308
U.S. Treasury Notes	4.000%	7/31/32	80,000	80,375
U.S. Treasury Notes	4.250%	11/15/34	350,000	352,372

Total U.S. Government & Agency Obligations (Cost — $26,138,005)				25,459,134
Corporate Bonds & Notes — 13.4%
Communication Services — 2.7%
Diversified Telecommunication Services — 0.2%
AT&T Inc., Senior Notes	5.375%	8/15/35	200,000	203,879
Entertainment — 0.6%
Netflix Inc., Senior Notes	3.875%	11/15/29	690,000 EUR	842,270 (d)
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,080,000	938,560 (e)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	50,000	46,892
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	215,000	176,166
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	150,000	145,630 (e)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	320,000	301,414 (e)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — continued
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	10,000	$10,365
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	320,000	348,736
Total Media				1,967,763
Wireless Telecommunication Services — 0.5%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	250,000	229,664 (e)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	680,000	441,636 (e)
Total Wireless Telecommunication Services				671,300

Total Communication Services				3,685,212
Consumer Discretionary — 2.8%
Automobiles — 0.3%
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	380,000	380,316 (e)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	100,000	79,395 (e)
Total Automobiles				459,711
Broadline Retail — 0.2%
Prosus NV, Senior Notes	3.061%	7/13/31	310,000	278,805 (e)
Hotels, Restaurants & Leisure — 2.2%
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	20,000	20,516 (e)
Carnival Corp., Senior Notes	5.875%	6/15/31	100,000	102,577 (e)
Carnival Corp., Senior Notes	6.125%	2/15/33	270,000	277,433 (e)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	240,000	231,632
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	380,000	399,845 (e)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	90,000	91,494 (e)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	80,000	82,128 (e)
Sands China Ltd., Senior Notes	2.300%	3/8/27	500,000	484,421
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	601,555
Sands China Ltd., Senior Notes	2.850%	3/8/29	330,000	309,862
Sands China Ltd., Senior Notes	3.250%	8/8/31	200,000	181,528
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	130,000	140,144 (e)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	120,000	129,245 (e)
Total Hotels, Restaurants & Leisure				3,052,380
Household Durables — 0.1%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	60,000	60,581 (e)

Total Consumer Discretionary				3,851,477
Energy — 2.1%
Oil, Gas & Consumable Fuels — 2.1%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	170,000	163,882
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	70,000	63,407
Continental Resources Inc., Senior Notes	2.268%	11/15/26	100,000	97,319 (e)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	110,000	112,980 (e)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	70,000	69,924
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	40,000	39,108 (e)
Devon Energy Corp., Senior Notes	5.250%	10/15/27	26,000	26,038
Devon Energy Corp., Senior Notes	5.875%	6/15/28	26,000	26,001
Devon Energy Corp., Senior Notes	4.750%	5/15/42	10,000	8,449
Ecopetrol SA, Senior Notes	8.375%	1/19/36	310,000	314,240
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	50,000	$49,594 (f)
EQT Corp., Senior Notes	3.900%	10/1/27	112,000	110,990
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	120,000	123,738 (e)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	350,000	310,972 (e)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	70,000	69,474 (e)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	230,000	238,610 (e)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	10,000	10,193 (e)
Petrobras Global Finance BV, Senior Notes	6.500%	7/3/33	200,000	207,125
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	10,000	10,975 (e)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	10,000	11,141 (e)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	70,000	73,505 (e)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	660,000	641,905
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	50,000	43,997
YPF SA, Senior Secured Notes	9.000%	2/12/26	89,608	90,120 (e)

Total Energy				2,913,687
Financials — 2.5%
Banks — 2.0%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	199,720 (f)
Bank of America Corp., Senior Notes (2.551% to 2/4/27 then SOFR + 1.050%)	2.551%	2/4/28	310,000	303,019 (f)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	30,000	27,104 (f)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then 3 mo. Term SOFR + 1.387%)	2.871%	4/19/32	300,000	272,120 (e)(f)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	600,000 EUR	705,041 (d)(f)(g)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	620,000	625,071 (e)(f)(g)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	320,000	320,146 (e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K. Government Bonds 5 year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	200,000 GBP	286,370 (f)(g)
Total Banks				2,738,591
Capital Markets — 0.2%
Credit Suisse AG AT1 Claim	—	—	1,680,000	0 *(h)(i)(j)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	230,000	234,723 (e)(f)(g)
Total Capital Markets				234,723
Financial Services — 0.1%
Block Inc., Senior Notes	6.000%	8/15/33	60,000	61,637 (e)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	50,000	50,267 (e)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	80,000	82,719 (e)
Total Financial Services				194,623
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.2%
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	340,000	$356,544

Total Financials				3,524,481
Health Care — 1.5%
Health Care Providers & Services — 0.5%
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	19,869	20,300
Dignity Health, Secured Notes	5.267%	11/1/64	250,000	219,230
Humana Inc., Senior Notes	8.150%	6/15/38	380,000	461,384
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	40,000	43,361 (e)
Total Health Care Providers & Services				744,275
Pharmaceuticals — 1.0%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	200,000	207,829 (e)
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	7.375%	9/15/29	600,000 EUR	800,114
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	197,000	193,227
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	200,000	205,810
Total Pharmaceuticals				1,406,980

Total Health Care				2,151,255
Industrials — 1.3%
Aerospace & Defense — 0.2%
Bombardier Inc., Senior Notes	7.250%	7/1/31	20,000	21,111 (e)
Bombardier Inc., Senior Notes	6.750%	6/15/33	30,000	31,233 (e)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	250,000	260,903 (e)
Total Aerospace & Defense				313,247
Building Products — 0.1%
Builders FirstSource Inc., Senior Notes	6.750%	5/15/35	60,000	62,646 (e)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	70,000	72,238 (e)
Total Building Products				134,884
Commercial Services & Supplies — 0.1%
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	80,000	78,048 (e)
Passenger Airlines — 0.6%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	110,000	115,343 (e)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	28,500	28,468 (e)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/12/30	249,471	117,875 (e)(k)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	560,000	551,451 (e)
Total Passenger Airlines				813,137
Trading Companies & Distributors — 0.3%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	30,000	31,243 (e)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	30,000	31,493 (e)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	70,000	72,471 (e)
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	70,000	64,557
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	210,000	217,776 (e)
Total Trading Companies & Distributors				417,540

Total Industrials				1,756,856
Information Technology — 0.2%
Electronic Equipment, Instruments & Components — 0.0%††
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	40,000	42,530 (e)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — 0.2%
Micron Technology Inc., Senior Notes	5.300%	1/15/31	250,000	$258,061

Total Information Technology				300,591
Materials — 0.2%
Metals & Mining — 0.2%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	260,000	246,285

Utilities — 0.1%
Electric Utilities — 0.1%
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	60,000	57,854
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	30,000	31,504 (e)
Total Electric Utilities				89,358
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	40,000	42,459 (e)

Total Utilities				131,817
Total Corporate Bonds & Notes (Cost — $18,658,171)				18,561,661
Asset-Backed Securities — 12.1%
720 East CLO Ltd., 2025-7A D1 (3 mo. Term SOFR + 2.550%)	6.831%	4/20/37	300,000	294,816 (e)(f)
AASET, 2025-1A A	5.943%	2/16/50	240,766	247,343 (e)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	8.818%	1/15/37	140,000	140,594 (e)(f)
Amur Equipment Finance Receivables LLC, 2025-1A A2	4.700%	9/22/31	220,000	222,295 (e)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.800%)	7.971%	10/20/34	180,000	180,450 (e)(f)(l)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	8.645%	4/20/35	280,000	279,649 (e)(f)
Bain Capital Credit CLO Ltd., 2019-1A DR2 (3 mo. Term SOFR + 3.100%)	7.425%	4/19/34	360,000	361,014 (e)(f)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	8.219%	11/22/34	280,000	279,998 (e)(f)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	7.225%	10/20/37	260,000	259,385 (e)(f)
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	7.325%	10/20/37	280,000	281,457 (e)(f)
Clover CLO LLC, 2018-1A D1RR (3 mo. Term SOFR + 3.450%)	7.775%	4/20/37	340,000	341,383 (e)(f)
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.868%	1/25/35	250,000	250,002 (e)(f)
Columbia Cent CLO Ltd., 2025-35A D1A (3 mo. Term SOFR + 3.500%)	7.822%	7/25/36	180,000	180,431 (e)(f)
Cook Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.862%)	7.184%	4/17/30	250,000	251,388 (e)(f)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. Term SOFR + 0.234%)	4.598%	4/15/37	398,567	376,293 (f)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	1,685,228	1,481,660 (e)
Ford Credit Floorplan Master Owner Trust, 2025-1 A1	4.630%	4/15/30	270,000	274,344
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. Term SOFR + 0.314%)	4.637%	8/25/36	299,618	93,448 (f)
Galaxy CLO Ltd., 2016-22A DRRR (3 mo. Term SOFR + 3.250%)	7.568%	4/16/34	250,000	250,844 (e)(f)
Galaxy CLO Ltd., 2018-25A CRR (3 mo. Term SOFR + 1.800%)	6.060%	4/25/36	320,000	320,800 (e)(f)
Gallatin CLO Ltd., 2023-1A C1 (3 mo. Term SOFR + 3.850%)	8.170%	10/14/35	360,000	362,734 (e)(f)
GoldenTree Loan Management US CLO Ltd., 2019-6A DR2 (3 mo. Term SOFR + 2.450%)	6.775%	4/20/35	240,000	237,395 (e)(f)
Golub Capital Partners CLO Ltd., 2024-76A D1 (3 mo. Term SOFR + 2.900%)	7.218%	10/25/37	190,000	191,070 (e)(f)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS C	3.500%	1/20/49	1,557,122	729,581 (e)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.780%	4/17/34	140,000	141,482 (e)(f)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	8.574%	4/28/37	320,000	322,182 (e)(f)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	7.506%	7/25/34	200,000	199,997 (e)(f)
Jamestown CLO Ltd., 2019-1A BR (3 mo. Term SOFR + 2.500%)	6.825%	4/20/32	500,000	500,000 (e)(f)
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	7.218%	7/15/36	180,000	180,556 (e)(f)
Magnetite Ltd., 2020-25A D (3 mo. Term SOFR + 3.562%)	7.880%	1/25/32	250,000	251,443 (e)(f)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Magnetite Ltd., 2023-39A CR (3 mo. Term SOFR + 1.700%)	6.018%	1/25/37	250,000	$250,828 (e)(f)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	4.957%	6/25/46	46,546	45,598 (e)(f)
Mosaic Solar Loan Trust, 2021-1A D	3.710%	12/20/46	294,753	236,432 (e)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	8.508%	4/15/34	470,000	471,682 (e)(f)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.571%	10/17/38	190,000	190,713 (e)(f)(l)
Nelnet Student Loan Trust, 2021-A APT2	1.360%	4/20/62	332,916	314,098 (e)
Neuberger Berman Loan Advisers CLO Ltd., 2021-43A DR (3 mo. Term SOFR + 2.650%)	6.972%	7/17/36	170,000	170,708 (e)(f)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	7.475%	7/20/36	200,000	201,035 (e)(f)
Oak Street Investment Grade Net Lease Fund, 2020-1A A2	2.210%	11/20/50	157,110	139,785 (e)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	12.149%	10/15/34	360,000	361,335 (e)(f)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.175%	7/19/37	290,000	291,033 (e)(f)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	7.775%	4/20/37	420,000	421,490 (e)(f)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	7.318%	4/15/31	520,000	519,781 (e)(f)
Palmer Square Loan Funding Ltd., 2024-1A B (3 mo. Term SOFR + 1.800%)	6.118%	10/15/32	230,000	231,224 (e)(f)
Palmer Square Loan Funding Ltd., 2024-1A C (3 mo. Term SOFR + 2.550%)	6.868%	10/15/32	250,000	250,818 (e)(f)
Point Broadband Funding LLC, 2025-1A A2	5.336%	7/20/55	330,000	333,537 (e)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	7.325%	4/20/38	340,000	340,840 (e)(f)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	9.071%	7/15/40	290,000	291,088 (e)(f)(l)
Service Experts Issuer LLC, 2025-1A A	5.380%	1/20/37	240,000	241,778 (e)
Subway Funding LLC, 2024-1A A2I	6.028%	7/30/54	248,125	252,292 (e)
Switch ABS Issuer LLC, 2025-1A A2	5.036%	3/25/55	250,000	247,947 (e)
Sycamore Tree CLO Ltd., 2024-5A D1 (3 mo. Term SOFR + 4.250%)	8.575%	4/20/36	340,000	342,147 (e)(f)
Tesla Sustainable Energy Trust, 2024-1A A3	5.290%	6/20/50	290,000	295,515 (e)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	242,293	240,754
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.825%	4/20/37	310,000	312,079 (e)(f)
Whitebox CLO Ltd., 2025-5A D1 (3 mo. Term SOFR + 2.850%)	7.104%	7/20/38	200,000	200,696 (e)(f)

Total Asset-Backed Securities (Cost — $17,829,223)				16,679,267
Collateralized Mortgage Obligations(m) — 11.4%
Angel Oak Mortgage Trust, 2024-10 A1	5.348%	10/25/69	245,454	246,735 (e)
BANK, 2018-BN15 B	4.807%	11/15/61	1,050,000	992,074 (f)
BANK, 2022-BNK39 A4	2.928%	2/15/55	240,000	217,048 (f)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	5.618%	8/19/38	585,436	583,996 (e)(f)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	7.309%	4/15/34	430,000	418,125 (e)(f)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	8.367%	10/15/38	749,000	744,718 (e)(f)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.620%	10/15/36	1,030,000	1,027,219 (e)(f)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	340,000	333,592
CHL Mortgage Pass-Through Trust, 2001-HYB1 1A1	6.289%	6/19/31	2,180	2,166 (f)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	6.741%	2/25/34	5,664	5,682 (f)
Citigroup Mortgage Loan Trust, 2005-9 1A1 (1 mo. Term SOFR + 0.374%)	4.697%	11/25/35	75,717	65,404 (f)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	707,346	442,406
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. Term SOFR + 0.634%)	4.957%	1/25/46	60,453	55,132 (f)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	600,000	624,010 (e)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	4.887%	6/25/34	2,360	2,218 (f)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(m) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.500%	1/25/30	3,100,000	$167,411 (f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K124 X1, IO	0.806%	12/25/30	13,380,211	421,510 (f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K150 X1, IO	0.446%	9/25/32	8,480,425	180,779 (f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K514 X1, IO	1.160%	12/25/28	4,996,009	144,035 (f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.648%	12/25/54	100,696	101,062 (f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.648%	12/25/54	95,626	96,090 (f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	129,244	128,726 (e)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	7.450%	6/25/43	393,000	411,311 (e)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	7.048%	7/25/43	370,000	382,724 (e)(f)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	18,573	20,214
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	4.372%	2/25/36	25,145	17,890 (f)
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	83,387	85,544 (e)(f)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	1,934,489	19 (f)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.163%	2/16/48	156,322	638 (f)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.588%	9/16/55	824,342	18,953 (f)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.125%	1/16/55	24,553,240	108,307 (f)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.611%	10/16/58	2,501,468	80,216 (f)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.559%	7/16/58	325,138	7,757 (f)
Government National Mortgage Association (GNMA), 2022-9 GA	2.000%	1/20/52	141,458	116,788
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. Term SOFR + 0.574%)	4.897%	4/25/36	7,726	7,738 (f)
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	1,000,000	625,000
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	4.648%	11/19/46	55,011	38,309 (f)
HOMES Trust, 2024-NQM1 A1	5.915%	7/25/69	199,435	201,253 (e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.529%)	8.893%	11/15/38	640,000	637,129 (e)(f)
Legacy Mortgage Asset Trust, 2021-GS2 A2	7.500%	4/25/61	1,312,676	1,313,649 (e)
Lehman XS Trust, 2006-16N A4B (1 mo. Term SOFR + 0.594%)	4.917%	11/25/46	6,958	9,662 (f)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. Term SOFR + 0.554%)	4.877%	6/25/46	10,434	23,266 (f)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.848%	5/18/42	270,000	270,862 (e)(f)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.901%	11/18/39	350,000	350,822 (e)(f)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.190%	10/15/54	6,286,177	263,455 (f)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	275,310	281,220 (e)(f)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	160,000	166,785
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	562,000	391,018 (e)(f)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	5.783%	8/25/36	31,967	31,318 (f)
PRPM Trust, 2024-NQM4 A1	5.674%	12/26/69	249,668	251,565 (e)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	10.363%	2/15/39	631,817	621,519 (e)(f)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(m) — continued
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.806%	2/15/42	350,000	$347,941 (e)(f)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	379,764	371,542
Verus Securitization Trust, 2022-6 A3	4.910%	6/25/67	1,071,892	1,065,879 (e)
Wells Fargo Commercial Mortgage Trust, 2022-ONL F	5.092%	12/15/39	390,000	324,812 (e)(f)

Total Collateralized Mortgage Obligations (Cost — $16,652,665)				15,845,243
Sovereign Bonds — 7.2%
Argentina — 0.5%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	14,480	10,879
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	480,000	306,120
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	469,398	324,941 (e)
Total Argentina				641,940
Brazil — 4.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	13,542,000 BRL	2,386,033
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	14,057,000 BRL	2,256,864
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	6,665,000 BRL	1,028,312
Total Brazil				5,671,209
Colombia — 0.2%

Colombia Government International Bond, Senior Notes	3.250%	4/22/32	330,000	276,048
Dominican Republic — 0.2%

Dominican Republic International Bond, Senior Notes	11.250%	9/15/35	15,700,000 DOP	274,925 (e)
India — 2.0%
India Government Bond, Senior Notes	5.790%	5/11/30	128,260,000 INR	1,424,934
India Government Bond, Senior Notes	7.260%	8/22/32	120,000,000 INR	1,409,217
Total India				2,834,151
Mexico — 0.2%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	250,000	253,838 (e)

Total Sovereign Bonds (Cost — $10,991,993)				9,952,111
U.S. Treasury Inflation Protected Securities — 0.6%
U.S. Treasury Notes, Inflation Indexed (Cost — $851,578)	1.875%	7/15/34	832,656	844,397
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $95.875	9/12/25	56	140,000	7,700
3-Month SOFR Futures, Call @ $95.938	9/12/25	30	75,000	1,875
3-Month SOFR Futures, Call @ $96.000	9/12/25	73	182,500	2,738
3-Month SOFR Futures, Call @ $96.063	9/12/25	43	107,500	806
3-Month SOFR Futures, Call @ $96.125	9/12/25	360	900,000	4,500
3-Month SOFR Futures, Call @ $96.750	6/12/26	98	245,000	72,275
U.S. Treasury 5-Year Notes Futures, Call @ $110.000	9/26/25	49	49,000	11,867
U.S. Treasury 5-Year Notes Futures, Call @ $110.250	9/26/25	49	49,000	8,805
U.S. Treasury 5-Year Notes Futures, Put @ $108.750	9/26/25	49	49,000	7,273
U.S. Treasury 5-Year Notes Futures, Put @ $109.000	9/26/25	49	49,000	11,101
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 10-Year Notes Futures, Call @ $113.500		9/26/25	48	48,000	$15,000
U.S. Treasury 10-Year Notes Futures, Put @ $111.500		9/26/25	48	48,000	12,000
U.S. Treasury Long-Term Bonds Futures, Call @ $116.000		9/26/25	24	24,000	14,625
U.S. Treasury Long-Term Bonds Futures, Call @ $116.500		9/26/25	12	12,000	5,813
U.S. Treasury Long-Term Bonds Futures, Call @ $117.000		9/26/25	12	12,000	4,688
U.S. Treasury Long-Term Bonds Futures, Put @ $112.000		9/26/25	24	24,000	12,000

Total Exchange-Traded Purchased Options (Cost — $326,553)					193,066
	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.223CNY(Cost — $2,146)	BNP Paribas SA	10/27/25	740,000	740,000	481

Total Purchased Options (Cost — $328,699)					193,547
				Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC				56	69 *(h)(n)
Spirit Aviation Holdings Inc.				9,649	11,772 *

Total Common Stocks (Cost — $135,524)					11,841
			Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $83,461)			3/12/30	6,856	8,364 *(e)(h)(n)
Total Investments before Short-Term Investments (Cost — $141,536,548)					137,158,630
		Rate		Shares
Short-Term Investments — 19.3%
Money Market Funds — 14.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $19,570,293)		4.246%		19,570,293	19,570,293 (o)(p)
			Maturity Date	Face Amount†
U.S. Treasury Bills — 5.0%
U.S. Treasury Bills (Cost — $6,939,283)		4.132%	10/21/25	6,980,000	6,940,620 (q)

U.S. Government Agencies — 0.2%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $239,018)		4.484%	10/6/25	240,000	238,964 (q)

Total Short-Term Investments (Cost — $26,748,594)					26,749,877
Total Investments — 118.3% (Cost — $168,285,142)					163,908,507
Liabilities in Excess of Other Assets — (18.3)%					(25,399,637)
Total Net Assets — 100.0%					$138,508,870

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

 Western Asset Total Return Unconstrained Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2025, the Fund held TBA securities with a total cost of $28,316,910.
(b)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(l)	Securities traded on a when-issued or delayed delivery basis.
(m)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)	Restricted security (Note 3).
(o)	Rate shown is one-day yield as of the end of the reporting period.
(p)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2025, the total market value of investments in Affiliated Companies was $19,570,293 and the cost was $19,570,293 (Note 2).

(q)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Yuan Renminbi
DOP	—	Dominican Peso
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JSC	—	Joint Stock Company
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At August 31, 2025, the Fund had the following open written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/12/25	$97.250	67	$167,500	$(419)
3-Month SOFR Futures, Call	9/11/26	97.500	264	660,000	(112,200)
SOFR 1-Year Mid-Curve Futures, Call	9/12/25	97.250	67	167,500	(2,094)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Total Return Unconstrained Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call	10/24/25	$109.500	33	$33,000	$(19,336)
U.S. Treasury 5-Year Notes Futures, Put	10/24/25	109.500	33	33,000	(20,367)
U.S. Treasury 10-Year Notes Futures, Call	9/26/25	111.000	32	32,000	(52,500)
U.S. Treasury 10-Year Notes Futures, Call	9/26/25	115.000	48	48,000	(4,500)
U.S. Treasury 10-Year Notes Futures, Call	10/24/25	112.500	16	16,000	(14,500)
U.S. Treasury 10-Year Notes Futures, Put	9/26/25	109.000	48	48,000	(750)
U.S. Treasury 10-Year Notes Futures, Put	9/26/25	111.000	32	32,000	(4,500)
U.S. Treasury 10-Year Notes Futures, Put	10/24/25	112.500	16	16,000	(14,500)
U.S. Treasury Long-Term Bonds Futures, Call	10/24/25	114.000	8	8,000	(15,750)
U.S. Treasury Long-Term Bonds Futures, Call	10/24/25	115.000	8	8,000	(11,875)
U.S. Treasury Long-Term Bonds Futures, Put	10/24/25	114.000	8	8,000	(13,750)
Total Exchange-Traded Written Options (Premiums received — $381,555)					$(287,041)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At August 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	62	3/26	$14,930,826	$14,915,650	$(15,176)
3-Month SOFR	27	3/27	6,490,930	6,549,187	58,257
Australian 10-Year Bonds	25	9/25	1,871,049	1,860,267	(10,782)
U.S. Treasury 2-Year Notes	138	12/25	28,725,100	28,778,391	53,291
U.S. Treasury 5-Year Notes	232	12/25	25,304,260	25,396,750	92,490
U.S. Treasury Long-Term Bonds	33	12/25	3,766,916	3,770,250	3,334
United Kingdom Long Gilt Bonds	13	12/25	1,588,425	1,590,509	2,084
					183,498
Contracts to Sell:
Japanese 10-Year Bonds	4	9/25	3,792,159	3,743,731	48,428
U.S. Treasury 10-Year Notes	38	12/25	4,264,135	4,275,000	(10,865)
U.S. Treasury Ultra 10-Year Notes	120	12/25	13,659,189	13,728,750	(69,561)
U.S. Treasury Ultra Long-Term Bonds	151	12/25	17,651,651	17,600,938	50,713
					18,715
Net unrealized appreciation on open futures contracts					$202,213

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At August 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	32,600,000	USD	6,007,666	Citibank N.A.	9/3/25	$(2,909)
USD	5,797,720	BRL	32,600,000	Citibank N.A.	9/3/25	(207,037)
BRL	32,600,000	USD	6,000,368	JPMorgan Chase & Co.	9/3/25	4,389
USD	6,007,666	BRL	32,600,000	JPMorgan Chase & Co.	9/3/25	2,909
USD	5,957,167	BRL	32,600,000	JPMorgan Chase & Co.	10/2/25	(4,652)
USD	541,174	CNH	3,853,535	Bank of America N.A.	10/16/25	(2,002)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

 Western Asset Total Return Unconstrained Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	650,000	USD	91,523	BNP Paribas SA	10/16/25	$98
CNH	1,140,000	USD	159,007	BNP Paribas SA	10/16/25	1,682
CNH	1,420,000	USD	198,664	BNP Paribas SA	10/16/25	1,492
CNH	1,490,000	USD	207,818	BNP Paribas SA	10/16/25	2,205
CAD	1,456	USD	1,073	Citibank N.A.	10/16/25	(10)
USD	3,054,547	INR	263,132,440	Citibank N.A.	10/16/25	78,692
GBP	130,000	USD	173,387	Goldman Sachs Group Inc.	10/16/25	2,388
GBP	150,000	USD	199,843	Goldman Sachs Group Inc.	10/16/25	2,973
JPY	142,544,952	USD	982,076	Goldman Sachs Group Inc.	10/16/25	(6,937)
USD	141,299	EUR	120,000	Goldman Sachs Group Inc.	10/16/25	484
USD	1,098,549	GBP	804,462	Goldman Sachs Group Inc.	10/16/25	10,829
USD	36,620	JPY	5,353,425	Goldman Sachs Group Inc.	10/16/25	(2)
AUD	1,180,411	USD	770,277	JPMorgan Chase & Co.	10/16/25	2,863
EUR	40,000	USD	46,320	JPMorgan Chase & Co.	10/16/25	618
EUR	120,000	USD	137,786	JPMorgan Chase & Co.	10/16/25	3,029
EUR	130,000	USD	149,945	JPMorgan Chase & Co.	10/16/25	2,605
EUR	190,000	USD	220,336	JPMorgan Chase & Co.	10/16/25	2,621
USD	73,154	AUD	111,746	JPMorgan Chase & Co.	10/16/25	(37)
USD	139,643	EUR	120,000	JPMorgan Chase & Co.	10/16/25	(1,172)
USD	302,283	EUR	257,621	JPMorgan Chase & Co.	10/16/25	(25)
USD	1,459,536	EUR	1,234,981	JPMorgan Chase & Co.	10/16/25	10,337
MXN	4,706	USD	249	Morgan Stanley & Co. Inc.	10/16/25	2
Net unrealized depreciation on open forward foreign currency contracts						$(94,567)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At August 31, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America N.A.	27,166,000BRL	1/2/30	BRL-CDI**	14.755%**	$179,471	—	$179,471

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Total Return Unconstrained Fund
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$22,031,000	4/28/28	Daily SOFR Compound annually	3.300% annually	$85,535	$(2,685)	$88,220
	44,103,000	2/24/31	Daily SOFR Compound annually	4.040% annually	1,490,598	(19,219)	1,509,817
	38,913,000	5/31/32	3.490% annually	Daily SOFR Compound annually	(88,033)	111,910	(199,943)
	5,124,000	4/28/36	3.850% annually	Daily SOFR Compound annually	(57,686)	(8,398)	(49,288)
	4,113,000	2/24/56	3.990% annually	Daily SOFR Compound annually	56,356	(3,355)	59,711
Total	$114,284,000				$1,486,770	$78,253	$1,408,517

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.44 Index	$1,172,000	6/20/30	5.000% quarterly	$84,425	$61,501	$22,924

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.44 Index	$3,110,000	6/20/30	1.000% quarterly	$(67,156)	$(57,447)	$(9,709)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$1,306,000	10/3/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$37,395	—	$37,395

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

 Western Asset Total Return Unconstrained Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	14.900%
Daily SOFR Compound	4.340%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$49,603,065	—	$49,603,065
U.S. Government & Agency Obligations	—	25,459,134	—	25,459,134
Corporate Bonds & Notes:
Financials	—	3,524,481	$0 *	3,524,481
Other Corporate Bonds & Notes	—	15,037,180	—	15,037,180
Asset-Backed Securities	—	16,679,267	—	16,679,267
Collateralized Mortgage Obligations	—	15,845,243	—	15,845,243
Sovereign Bonds	—	9,952,111	—	9,952,111
U.S. Treasury Inflation Protected Securities	—	844,397	—	844,397
Purchased Options:
Exchange-Traded Purchased Options	$193,066	—	—	193,066
OTC Purchased Options	—	481	—	481
Common Stocks:
Industrials	11,772	69	—	11,841
Warrants	—	8,364	—	8,364
Total Long-Term Investments	204,838	136,953,792	0 *	137,158,630
Short-Term Investments†:
Money Market Funds	19,570,293	—	—	19,570,293
U.S. Treasury Bills	—	6,940,620	—	6,940,620
U.S. Government Agencies	—	238,964	—	238,964
Total Short-Term Investments	19,570,293	7,179,584	—	26,749,877
Total Investments	$19,775,131	$144,133,376	$0 *	$163,908,507
Other Financial Instruments:
Futures Contracts††	$308,597	—	—	$308,597
Forward Foreign Currency Contracts††	—	$130,216	—	130,216
OTC Interest Rate Swaps	—	179,471	—	179,471
Centrally Cleared Interest Rate Swaps††	—	1,657,748	—	1,657,748
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	22,924	—	22,924
OTC Total Return Swaps	—	37,395	—	37,395
Total Other Financial Instruments	$308,597	$2,027,754	—	$2,336,351
Total	$20,083,728	$146,161,130	—	$166,244,858

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$287,041	—	—	$287,041
Futures Contracts††	106,384	—	—	106,384
Forward Foreign Currency Contracts††	—	$224,783	—	224,783
Centrally Cleared Interest Rate Swaps††	—	249,231	—	249,231
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	9,709	—	9,709
Total	$393,425	$483,723	—	$877,148

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2025. The following transactions were effected in such company for the period ended August 31, 2025.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$17,598,602	$30,592,480	30,592,480	$28,620,789	28,620,789

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$179,473	—	$19,570,293
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 8/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	56	3/25	$681	$69	$1.23	0.00%(a)
Spirit Airlines LLC, Warrants	6,856	3/25	83,461	8,364 (b)	1.22	0.01%
			$84,142	$8,433		0.01%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report